Capital Structure (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Jul. 31, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Capital Structure
New shares issued to the public upon its IPO or following-on offering (in shares)		92,000,000
Percentage of shares issued to the public upon its following-on offering	9.20%				9.20%	9.20%
Stock repurchase program
Authorized amount in ADS repurchases	$ 100,000
Number of ADS repurchased			155,311	155,311	331,059	331,059
Number of shares repurchased			3,106,220	3,106,220	6,621,180	6,621,180
Percentage of shares repurchased	0.66%		0.31%	0.31%	0.66%	0.66%
Aggregate price of shares repurchased			$ 2,093	13,722	$ 5,604	37,287
New shares issued for the exercise of options			2,670,340	2,670,340	5,100,780	5,100,780
Percentage of shares issued upon exercise of share options			0.27%	0.27%	0.51%	0.51%